Related Party Transactions (Details Narrative) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Changes in net assets available for benefits credited to participants	$ 54,000	$ 52,000
Changes in net assets available for benefits to utility payments	62	937
EBP, Unallocated [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Changes in net assets available for benefits to pay plan expenses	$ 16,000	$ 16,000